As filed with the Securities and Exchange Commission on October 7, 2014

1933 Act Registration No. 333-67552

1940 Act Registration No. 811-10467

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 31	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 31	☒

(Check appropriate box or boxes.)

CAUSEWAY CAPITAL MANAGEMENT TRUST

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

(Address of principal executive offices)

Registrant’s telephone number, including area code: (310) 231-6117

SEI Investments Global Funds Services One Freedom Valley Drive Oaks, PA 19456 (Name and address of agent for service)	Copies to: MARK D. PERLOW K&L Gates LLP Four Embarcadero Center, Suite 1200 San Francisco, CA 94111 Telephone: (415) 249-1070 Facsimile: (415) 882-8220

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)

☒	On October 15, 2014 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory note:

The sole purpose of this filing is to delay, until October 15, 2014, the effectiveness of the Registrant’s Post-Effective Amendment No. 29 to its Registration Statement, which was filed on August 5, 2014. Post-Effective Amendment No. 29 to the Registration Statement relates to the Causeway International Opportunities Fund. Parts A, B and C of Registrant’s Post-Effective Amendment No. 29, filed on August 5, 2014, are incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 31 to the Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized in Los Angeles, California on the 7th day of October, 2014.

CAUSEWAY CAPITAL MANAGEMENT TRUST

By:	/s/ Turner Swan
Turner Swan President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

NAME	TITLE	DATE

/s/ Turner Swan	President	October 7, 2014
Turner Swan

/s/ Eric Kleinschmidt	Treasurer	October 7, 2014
Eric Kleinschmidt

	Trustee	October 7, 2014
Mark D. Cone

John R. Graham*	Trustee	October 7, 2014
John R. Graham

Lawry J. Meister*	Trustee	October 7, 2014
Lawry J. Meister

Eric H. Sussman*	Trustee and Chairman of the Board	October 7, 2014
Eric H. Sussman

Victoria B. Rogers*	Trustee	October 7, 2014
Victoria B. Rogers

* By:	/s/ Turner Swan
(Turner Swan, pursuant to a power of attorney previously filed)